350 Park Avenue 14th Floor New York, New York 10022 ------ Administration Office: PO Box 750497 Topeka, KS 66675-0597

September 12, 2019
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variable Annuity Account A
1940 Act Registration Number: 811-21104
1933 Act Registration Numbers: 333‑89236 and 333-142084
CIK: 0001173492
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), Variable Annuity Account A, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AB Variable Products Series Fund, Inc.	0000825316	August 23, 2019
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	August 26, 2019
The Alger Portfolios	0000832566	August 30, 2019
ALPS Variable Investment Trust	0001382990	August 29, 2019
American Century Variable Portfolios, Inc.	0000814680	August 23, 2019
American Century Variable Portfolios II, Inc.	0001124155	August 23, 2019
American Funds Insurance Series	0000729528	August 30, 2019
BlackRock Variable Series Funds, Inc.	0000355916	August 27, 2019
BlackRock Variable Series Funds II, Inc.	0001738072	August 27, 2019
BNY Mellon Investment Portfolios	0001056707	August 9, 2019
BNY Mellon Stock Index Fund, Inc.	0000846800	August 9, 2019
BNY Mellon Variable Investment Fund	0000813383	August 9, 2019
Deutsche DWS Variable Series I	0000764797	August 21, 2019

Securities and Exchange Commission
September 12, 2019
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
Deutsche DWS Variable Series II	0000810573	August 21, 2019
Eaton Vance Variable Trust	0001121746	August 26, 2019
Federated Insurance Series	0000912577	August 26, 2019
Franklin Templeton Variable Insurance Products Trust	0000837274	September 9, 2019
Goldman Sachs Variable Insurance Trust	0001046292	August 23, 2019
Guggenheim Variable Funds Trust	0000217087	September 6, 2019
Ivy Variable Insurance Portfolios	0000810016	September 6, 2019
Janus Aspen Series	0000906185	August 29, 2019
JPMorgan Insurance Trust	0000909221	August 22, 2019
Legg Mason Partners Variable Income Trust	0000874835	August 23, 2019
Lord Abbett Series Fund, Inc.	0000855396	August 22, 2019
MFS Variable Insurance Trust	0000918571	August 23, 2019
MFS Variable Insurance Trust II	0000719269	August 22, 2019
Morgan Stanley Variable Insurance Fund, Inc.	0001011378	August 26, 2019
Neuberger Berman Advisers Management Trust	0000736913	August 26, 2019
Northern Lights Fund Trust II	0001518042	August 29, 2019
Northern Lights Variable Trust	0001352621	August 16, 2019 August 29, 2019 September 9, 2019
PIMCO Variable Insurance Trust	0001047304	August 28, 2019
Pioneer Variable Contracts Trust	0000930709	August 29, 2019
Putnam Variable Trust	0000822671	August 27, 2019
Rydex Variable Trust	0001064046	September 6, 2019
SEI Insurance Products Trust	0001580641	August 27, 2019
T. Rowe Price Equity Series, Inc.	0000918294	August 22, 2019
T. Rowe Price Fixed Income Series, Inc.	0000920467	August 22, 2019
Third Avenue Variable Series Trust	0001089107	August 15, 2019
Two Roads Shared Trust	0001552947	August 30, 2019
VanEck VIP Trust	0000811976	September 6, 2019
Vanguard Variable Insurance Funds	0000857490	August 29, 2019
Variable Insurance Products Fund	0000356494	August 26, 2019
Variable Insurance Products Fund II	0000831016	August 26, 2019
Variable Insurance Products Fund III	0000927384	August 26, 2019

Securities and Exchange Commission
September 12, 2019
Page three

Underlying Management Investment Company	CIK Number	Date(s) Filed
Variable Insurance Products Fund IV	0000720318	August 26, 2019
Variable Insurance Products Fund V	0000823535	August 26, 2019
Virtus Variable Insurance Trust	0000792359	September 6, 2019
Voya Investors Trust	0000837276	September 9, 2019
Voya Variable Products Trust	0000916403	September 9, 2019
Wells Fargo Variable Trust	0001081402	September 4, 2019

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary
First Security Benefit Life Insurance
   and Annuity Company of New York